UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458

13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400

Signature, Place and Date of Signing:


/s/ Robert Horwitz          Glen Rock, New Jersey         February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total: $189,684
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                      Name
--------------------                      ----
28-10537                                  RH Capital Associates Number One, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                                                                         Voting Authority
                                                                                                 -------------------------------
                                                          Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                 Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole     Shared  None
-----------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ADC TELECOMMUNICATIONS         COM             000886101        74     25000 SH         Sole                 25000
CABLEVISION SYS CORP           CL A NY CABLVS  12686C109      1605     68635 SH         Sole                 68635
CAREMARK RX INC                COM             141705103     11019    435000 SH         Sole                435000
CHATTEM INC                    COM             162456107      3295    184062 SH         Sole                184062
CLICK2LEARN INC                COM             18681S106       452    215000 SH         Sole                215000
CONSOL ENERGY INC              COM             20854P109      1355     52300 SH         Sole                 52300
DOBSON COMMUNICATIONS CORP CL  CL A            256069105       230     35000 SH         Sole                 35000
DREW INDS INC                  COM NEW         26168L205      5832    209800 SH         Sole                209800
ECHOSTAR COMMUNICATIONS NEW    CL A            278762109      4045    119000 SH         Sole                119000
FIRST CASH FINL SVCS INC       COM             31942D107      2992    116707 SH         Sole                116707
FIRST HEALTH GROUP CORP        COM             320960107      1952    100000 SH         Sole                100000
FOOT LOCKER INC                COM             344849104     13087    558100 SH         Sole                558100
GRIC COMMUNICATIONS INC        COM             398081109       260     48505 SH         Sole                 48505
HASBRO INC.                    COM             418056107      3701    173900 SH         Sole                173900
INAMED CORP.                   COM             453235103      7033    146370 SH         Sole                146370
INFO USA INC NEW               COM             456818301      3392    457706 SH         Sole                457706
INTERACTIVECORP                COM             45840Q101      2749     81020 SH         Sole                 81020
LIBERTY MEDIA CORP NEW         COM SER A       530718105      8075    679148 SH         Sole                679148
MICROSOFT CORP.                COM             594918104      8211    300000 SH         Sole                300000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR   607409109      2484     30000 SH         Sole                 30000
MOORE                          COM             615785102      1648     88000 SH         Sole                 88000
NATIONAL MED HEALTH CARD SYS   COM NEW         636918302      1515     85615 SH         Sole                 85615
OMNICARE INC                   COM             681904108      8393    207800 SH         Sole                207800
PEREGRINE SYS                  COM             71366Q200     25947   1497650 SH         Sole               1497650
PMI GROUP INC                  COM             69344M101     11709    314500 SH         Sole                314500
POLO RALPH LAUREN CORP         CL A            731572103      6601    229200 SH         Sole                229200
RPM INT'L                      COM             749685103      7478    454300 SH         Sole                454300
SILGAN HOLDINGS INC            COM             827048109      8492    199815 SH         Sole                199815
TECHNICAL OLYMPIC USA INC      COM             878483106      2640     96334 SH         Sole                 96334
TYCO INT'L LTD NEW             COM             902124106      7738    292000 SH         Sole                292000
UNUMPROVIDENT CORP             COM             91529Y106      4736    300300 SH         Sole                300300
UNITED STATES STL CORP NEW     COM             912909108      2889     82500 SH         Sole                 82500
VITRIA TECHNOLOGY              COM NEW         92849Q401      1415    199300 SH         Sole                199300
SUNCOR ENERGY INC              COM             867229106      4072    162500 SH         Sole                162500
AMERICA MOVIL SA DE CV         SPON ADR L SHS  02364W105      8968    328000 SH         Sole                328000
INTERNET CAP GRP INC           NOTE 5.5% 12/2  46059CAA4      2272   2840000 PRN        Sole               2840000
METAMOR WORLDWIDE 2.94%        CNV             59133PAA8      1328   3239000 PRN        Sole               3239000
REPORT SUMMARY                               37             189684

42255.0001 #463007